August 4, 2005

Office of the Secretary

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attn: Michael C. Volley

Re:	Accredited Home Lenders Holding Co.

Form 8-K filed June 20, 2005

File No. 1-32275

Dear Mr. Volley:

Accredited Home Lenders Holding Co. (the “Company”) hereby submits in electronic format with the Securities and Exchange Commission (the “Commission”), pursuant to the Securities Exchange Act of 1934, as amended (the “Act”), and Regulation S-T, an amendment on Form 8-K/A under Item 4.01.

The Form 8-K/A is being filed in response to the Staff’s comment contained in the Commission’s letter of comment (the “Staff Letter”) dated August 1, 2005. In response to the Staff’s comment, the Company has amended its report to disclose that the Audit Committee of the Company’s Board of Directors discussed the subject matter of the Company’s reportable event disclosed pursuant to Item 304(a)(1)(v) of Regulation S-K with the Company’s former accountant. A letter from the Company’s former accountant addressing the revised disclosures has been included in the amended Form 8-K/A and filed as Exhibit 16.

The Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you or any member of the Commission’s staff has any questions or desires any further information in connection with this matter, please do not hesitate to contact the undersigned by phone at (858) 676-2100 or by facsimile at (858) 676-8114.

Very truly yours,

/s/ David Hertzel
David E. Hertzel
General Counsel

Enclosures

cc: Mark Lee